Quarterly Holdings Report
for

Fidelity® SAI U.S. Low Volatility Index Fund

July 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV1-QTLY-0921
1.9866137.106

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	6,222,016	$174,527,549
Verizon Communications, Inc.	3,447,523	192,302,833
		366,830,382
Entertainment - 0.3%
Activision Blizzard, Inc.	307,898	25,746,431
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	48,019	129,388,636
Media - 0.6%
Cable One, Inc.	5,252	9,915,723
Comcast Corp. Class A	202,797	11,930,548
Interpublic Group of Companies, Inc. (b)	374,949	13,258,197
Omnicom Group, Inc.	207,903	15,139,496
		50,243,964
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc. (a)	564,801	81,342,640

TOTAL COMMUNICATION SERVICES		653,552,053

CONSUMER DISCRETIONARY - 10.8%
Distributors - 0.2%
Pool Corp.	38,606	18,446,719
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)(b)	58,221	8,704,040
Service Corp. International (b)	163,823	10,237,299
		18,941,339
Hotels, Restaurants & Leisure - 4.5%
Domino's Pizza, Inc.	37,521	19,716,910
McDonald's Corp.	720,915	174,973,280
Starbucks Corp.	1,128,303	137,009,833
Yum! Brands, Inc.	290,000	38,103,100
		369,803,123
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	35,304	117,477,237
Multiline Retail - 0.7%
Dollar General Corp.	236,899	55,112,183
Specialty Retail - 1.4%
AutoZone, Inc. (a)	21,449	34,823,953
TJX Companies, Inc.	1,154,193	79,420,020
		114,243,973
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. Class B	1,160,472	194,390,665

TOTAL CONSUMER DISCRETIONARY		888,415,239

CONSUMER STAPLES - 7.4%
Beverages - 0.9%
PepsiCo, Inc.	462,818	72,639,285
Food & Staples Retailing - 2.1%
Walmart, Inc.	1,247,531	177,835,544
Food Products - 0.7%
Hormel Foods Corp. (b)	271,588	12,596,251
McCormick & Co., Inc. (non-vtg.)	239,077	20,123,111
The Hershey Co.	141,705	25,348,190
		58,067,552
Household Products - 3.7%
Church & Dwight Co., Inc.	236,983	20,517,988
Colgate-Palmolive Co.	88,450	7,031,775
Kimberly-Clark Corp.	326,829	44,357,232
Procter & Gamble Co.	1,480,868	210,623,856
The Clorox Co.	121,631	22,001,832
		304,532,683

TOTAL CONSUMER STAPLES		613,075,064

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cabot Oil & Gas Corp. (b)	386,211	6,179,376
DT Midstream, Inc. (a)(b)	30,007	1,272,297
Exxon Mobil Corp.	140,966	8,115,413
Kinder Morgan, Inc.	1,882,479	32,717,485
		48,284,571
FINANCIALS - 9.3%
Banks - 1.1%
Commerce Bancshares, Inc. (b)	101,332	7,167,212
Community Bank System, Inc.	51,900	3,718,116
Credicorp Ltd. (United States) (a)(b)	59,883	6,045,788
U.S. Bancorp	1,317,836	73,192,611
		90,123,727
Capital Markets - 2.4%
Cboe Global Markets, Inc.	103,664	12,281,074
CME Group, Inc.	347,131	73,636,899
FactSet Research Systems, Inc.	36,723	13,120,393
Intercontinental Exchange, Inc.	543,131	65,083,388
MarketAxess Holdings, Inc.	36,739	17,457,271
NASDAQ, Inc.	111,542	20,828,238
		202,407,263
Insurance - 5.8%
AFLAC, Inc. (b)	619,208	34,056,440
Allstate Corp.	292,307	38,014,525
Aon PLC (b)	218,511	56,819,415
Arch Capital Group Ltd. (a)	389,687	15,197,793
Arthur J. Gallagher & Co.	187,333	26,097,360
Assurant, Inc.	55,988	8,835,466
Brown & Brown, Inc.	226,391	12,315,670
Chubb Ltd.	435,336	73,458,597
Erie Indemnity Co. Class A (b)	24,117	4,458,992
Hanover Insurance Group, Inc.	28,593	3,885,789
Marsh & McLennan Companies, Inc.	491,381	72,341,111
Progressive Corp.	566,377	53,896,435
RLI Corp.	38,417	4,163,634
Selective Insurance Group, Inc. (b)	20,611	1,676,705
The Travelers Companies, Inc.	243,873	36,317,567
W.R. Berkley Corp.	135,482	9,913,218
Willis Towers Watson PLC	124,706	25,699,412
		477,148,129

TOTAL FINANCIALS		769,679,119

HEALTH CARE - 15.4%
Health Care Equipment & Supplies - 3.5%
Danaher Corp.	216,163	64,306,331
Medtronic PLC	1,293,958	169,909,625
ResMed, Inc.	140,697	38,241,445
STERIS PLC (b)	82,530	17,987,414
		290,444,815
Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	561,046	231,274,382
Pharmaceuticals - 9.1%
Eli Lilly & Co.	763,254	185,852,349
Johnson & Johnson	1,402,070	241,436,454
Merck & Co., Inc.	2,235,440	171,838,273
Organon & Co. (a)	223,544	6,485,011
Pfizer, Inc.	1,097,019	46,963,383
Zoetis, Inc. Class A	459,452	93,130,920
		745,706,390

TOTAL HEALTH CARE		1,267,425,587

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.8%
General Dynamics Corp.	2,419	474,197
L3Harris Technologies, Inc.	18,634	4,225,073
Lockheed Martin Corp.	236,687	87,969,457
Northrop Grumman Corp.	149,049	54,107,768
		146,776,495
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	129,390	11,537,706
Expeditors International of Washington, Inc.	163,770	21,003,503
		32,541,209
Building Products - 0.7%
Lennox International, Inc.	33,202	10,937,735
Trane Technologies PLC	230,544	46,941,064
		57,878,799
Commercial Services & Supplies - 1.1%
Republic Services, Inc.	203,512	24,087,680
Rollins, Inc.	214,134	8,207,756
Tetra Tech, Inc.	51,697	6,902,583
Waste Management, Inc.	376,426	55,808,919
		95,006,938
Industrial Conglomerates - 1.9%
3M Co.	554,511	109,759,907
Honeywell International, Inc.	208,932	48,846,212
		158,606,119
Machinery - 0.7%
Graco, Inc. (b)	163,186	12,741,563
Otis Worldwide Corp.	394,169	35,297,834
Toro Co. (b)	104,061	11,835,898
		59,875,295
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp. Class A	132,566	11,375,488
Exponent, Inc.	50,091	5,364,245
Verisk Analytics, Inc.	157,408	29,898,076
		46,637,809
Road & Rail - 0.1%
Landstar System, Inc.	36,899	5,793,143
Trading Companies & Distributors - 0.1%
Watsco, Inc. (b)	31,553	8,911,829

TOTAL INDUSTRIALS		612,027,636

INFORMATION TECHNOLOGY - 26.9%
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	575,168	41,693,928
IT Services - 10.3%
Accenture PLC Class A	609,061	193,486,498
Akamai Technologies, Inc. (a)	157,822	18,926,014
Amdocs Ltd.	126,499	9,754,338
Automatic Data Processing, Inc.	413,788	86,742,378
Broadridge Financial Solutions, Inc.	111,147	19,282,893
Fidelity National Information Services, Inc.	596,509	88,909,666
Fiserv, Inc. (a)	552,773	63,629,700
Jack Henry & Associates, Inc.	73,561	12,806,234
MasterCard, Inc. Class A	110,686	42,718,155
Maximus, Inc.	59,421	5,288,469
Paychex, Inc. (b)	310,347	35,323,696
VeriSign, Inc. (a)	96,232	20,821,718
Visa, Inc. Class A (b)	1,006,529	247,998,680
		845,688,439
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	3,280,898	176,249,841
Software - 10.7%
Check Point Software Technologies Ltd. (a)(b)	107,095	13,611,775
Citrix Systems, Inc.	118,898	11,978,974
Dolby Laboratories, Inc. Class A	61,736	5,994,566
Intuit, Inc.	175,456	92,986,416
Microsoft Corp.	2,055,783	585,713,138
Oracle Corp.	1,793,404	156,277,225
Tyler Technologies, Inc. (a)	39,235	19,328,730
		885,890,824
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	1,842,010	268,675,579

TOTAL INFORMATION TECHNOLOGY		2,218,198,611

MATERIALS - 4.3%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	213,959	62,268,488
Ecolab, Inc.	238,732	52,719,188
Linde PLC	504,556	155,095,469
		270,083,145
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	59,865	21,748,955
Vulcan Materials Co.	128,164	23,068,238
		44,817,193
Containers & Packaging - 0.5%
Aptargroup, Inc. (b)	63,008	8,122,991
Ball Corp.	317,082	25,645,592
Sonoco Products Co. (b)	97,146	6,196,943
		39,965,526

TOTAL MATERIALS		354,865,864

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree Realty Corp.	61,372	4,612,106
American Tower Corp.	429,688	121,515,766
CoreSite Realty Corp.	41,354	5,715,536
Crown Castle International Corp.	414,616	80,058,203
CubeSmart	193,096	9,589,147
Equinix, Inc.	74,234	60,902,316
Equity Lifestyle Properties, Inc.	163,932	13,737,502
Essex Property Trust, Inc.	62,683	20,566,292
Extra Space Storage, Inc.	127,667	22,231,931
Mid-America Apartment Communities, Inc.	109,946	21,230,573
Public Storage	147,038	45,946,434
Realty Income Corp.	337,414	23,716,830
WP Carey, Inc.	168,614	13,605,464
		443,428,100
UTILITIES - 4.3%
Electric Utilities - 2.6%
Alliant Energy Corp. (b)	240,101	14,053,112
Duke Energy Corp. (b)	707,493	74,364,589
Evergy, Inc.	218,058	14,221,743
Eversource Energy	331,660	28,612,308
Hawaiian Electric Industries, Inc. (b)	11,205	485,625
IDACORP, Inc. (b)	48,510	5,115,380
NextEra Energy, Inc.	396,023	30,850,192
Pinnacle West Capital Corp. (b)	108,242	9,043,619
Xcel Energy, Inc.	519,869	35,481,059
		212,227,627
Gas Utilities - 0.1%
Atmos Energy Corp. (b)	121,020	11,931,362
Multi-Utilities - 1.2%
Ameren Corp.	244,976	20,558,386
CMS Energy Corp.	279,387	17,263,323
Consolidated Edison, Inc.	331,095	24,424,878
DTE Energy Co.	60,015	7,040,960
WEC Energy Group, Inc.	305,003	28,712,982
		98,000,529
Water Utilities - 0.4%
American Water Works Co., Inc. (b)	175,439	29,843,928

TOTAL UTILITIES		352,003,446

TOTAL COMMON STOCKS
(Cost $6,111,588,937)		8,220,955,290

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.06% (c)	937	937
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	319,302,141	319,334,071
TOTAL MONEY MARKET FUNDS
(Cost $319,335,008)		319,335,008
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $6,430,923,945)		8,540,290,298
NET OTHER ASSETS (LIABILITIES) - (3.6)%(e)		(298,594,047)
NET ASSETS - 100%		$8,241,696,251

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	72	Sept. 2021	$15,802,200	$543,906	$543,906
CME E-mini S&P MidCap 400 Index Contracts (United States)	19	Sept. 2021	5,127,530	103,139	103,139
TOTAL FUTURES CONTRACTS					$647,045

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $947,000 of cash collateral to cover marginrequirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,719
Fidelity Securities Lending Cash Central Fund	35,595
Total	$51,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$23,941,566	$1,781,655,857	$1,805,600,529	$4,043	$--	$937	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,427,085	899,061,128	582,154,142	--	--	319,334,071	1.0%
Total	$26,368,651	$2,680,716,985	$2,387,754,671	$4,043	$--	$319,335,008

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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